Lease (Details) - Schedule of Operating Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 58,889	¥ 84,009		$ 8,103
Operating lease liabilities-current	49,099	41,092		6,756
Operating lease liabilities-non current	16,989	52,840		$ 2,338
Operating lease expenses	44,854	37,484	¥ 21,943
Short-term lease expenses	227	2,272	2,730
Cash paid for amounts included in the measurement of operating lease liabilities	48,176	25,151	20,854
Right-of-use assets obtained in exchange for operating lease obligations	¥ 16,258	¥ 95,206	¥ 28,091
Weighted average remaining lease term (in years)	1 year 5 months 8 days	2 years 2 months 19 days		1 year 5 months 8 days
Weighted average discount rate	4.75%	4.75%		4.75%